Derivative Instruments - Fair Values of Derivatives, Balance Sheet Classification (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Net
Derivatives, Fair Value [Line Items]
Derivatives	$ 3,964	$ 1,758
Warrants
Derivatives, Fair Value [Line Items]
Derivatives	3,964
Warrants | Other Assets, Net
Derivatives, Fair Value [Line Items]
Derivatives	$ 3,964	$ 1,758